Commitments and contingencies:	12 Months Ended
Mar. 31, 2011
Commitments and contingencies:

17. Commitments and contingencies:

Leases—

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases at March 31, 2010 and 2011 were as follows:

	Millions of yen
Class of property	2010	2011
Machinery, vessels and tools	¥11,269	¥13,360
Less: Accumulated depreciation and amortization	(7,777)	(8,802)

Total	¥3,492	¥4,558

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥4,355
2013	2,246
2014	1,229
2015	682
2016	255
Thereafter	37

Total minimum lease payments	8,804
Less: Amount representing interest	(464)

Present value of net minimum lease payments	8,340
Less: Amounts representing estimated executory costs	(1,043)

Net minimum lease payments	7,297
Less: Current obligation	(3,663)

Long-term capital lease obligations	¥3,634

The above obligations are classified as part of other current and long-term liabilities as appropriate.

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥2,874
2013	2,144
2014	1,780
2015	1,642
2016	1,592
Thereafter	10,015

Total minimum rent payments	¥20,047

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Rent expense	¥67,954	¥68,673	¥62,666

Litigation—

DOCOMO is involved in litigation and claims arising in the ordinary course of business and at least quarterly reviews them. DOCOMO believes that no litigation or claims outstanding, pending or threatened against which in the opinion of management would have a materially adverse effect on its results of operations or financial position.

Purchase commitments—

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2011 were ¥28,890 million (of which ¥4,222 million are with related parties) for property, plant and equipment, ¥23,827 million (of which none are with related parties) for inventories and ¥22,117 million (of which ¥387 million are with related parties) for the other purchase commitments.

Loan commitments—

DOCOMO conducts the cash advance service accompanying credit business. Total outstanding credit lines regarding loan commitments of the cash advance service as of March 31, 2010 and 2011 were ¥93,049 million and ¥105,030 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

Guarantees—

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.